Share-Based Payments - by Functional Area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allocation of Share-Based Payment Expense by function
Cost of cloud	€ 68	€ 59	€ 40
Cost of services licenses and support	70	70	55
Cost of services	281	266	175
Research and development	625	513	296
Sales and marketing	773	655	360
General and administration	798	1,230	157
Share-based payment expenses	2,614	2,794	1,084
Thereof cash-settled share-based payments	355	1,147	893
Thereof equity-settled share-based payments	2,258	1,647	191
LTI 2020
Allocation of Share-Based Payment Expense by function
Thereof cash-settled share-based payments	€ 8	€ 9	€ 6
Trading days	20 days
Percentage of payout amount per share unit	200.00%